S000022500 [Member] Investment Objectives and Goals - iShares Global Timber & Forestry ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® GLOBAL TIMBER & FORESTRY ETFTicker: WOODStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry.